Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net income for the year attributable to shareholders of the Company	R$ 1,574,306	R$ 1,561,585	R$ 1,503,466
Net income for the year attributable to non-controlling interests in subsidiaries	(438)	9,033	9,506
Net income for the year	1,573,868	1,570,618	1,512,972
Items that are subsequently reclassified to profit or loss:
Fair value adjustments of financial instruments of subsidiaries, net	(4,016)	(33,653)	11,042
Fair value adjustments of financial instruments of joint ventures, net	3,535	(1,014)	(3,309)
Cumulative translation adjustments, net of hedge of net investments in foreign operations	45,542	(59,406)	23,733
Items that are not subsequently reclassified to profit or loss:
Actuarial gains (losses) of post-employment benefits, net	(23,856)	(8,647)	4,071
Actuarial gains (losses) of post-employment benefits of joint ventures, net	544	374	0
Total comprehensive income for the year	1,595,617	1,468,272	1,548,509
Total comprehensive income for the year attributable to shareholders of the Company	1,601,290	1,459,239	1,539,003
Total comprehensive income for the year attributable to non-controlling interest in subsidiaries	R$ (5,673)	R$ 9,033	R$ 9,506